UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21374

Registrant Name:	PIMCO Income Strategy Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Strategy Fund

October 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.3% ∎
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.1%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$100
Altice Financing S.A.
TBD% due 01/05/2026		50	50
Avantor, Inc.
TBD% due 09/07/2024		100	100
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		20	20
BMC Software Finance, Inc.
5.242% (LIBOR03M + 4.000%) due 09/10/2022 ~		3,550	3,578
Caesars Resort Collection LLC
TBD% due 09/27/2024		200	201
Centene Corp.
TBD% due 09/13/2018		800	800
Drillships Ocean Ventures, Inc.
TBD% due 07/25/2021		700	625
Forbes Energy Services LLC
5.000% - 7.000% due 04/13/2021 ▶		167	171
iHeartCommunications, Inc.
8.083% (LIBOR03M + 6.750%) due 01/30/2019 ~		8,800	6,617
McAfee LLC
5.833% (LIBOR03M + 4.500%) due 09/30/2024 ~		100	101
MH Sub LLC
5.070% (LIBOR03M + 3.750%) due 09/13/2024 ~		60	60
Moran Foods LLC
7.242% (LIBOR03M + 6.000%) due 12/05/2023 ~		985	887
Multi Color Corp.
TBD% due 09/20/2024		8	8
Numericable Group S.A.
TBD% due 01/31/2026		50	50
Olympus Merger Sub, Inc.
5.242% (LIBOR03M + 4.000%) due 10/10/2024 ~		66	66
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 ▶~		100	98
Sequa Mezzanine Holdings LLC
6.807% - 6.874% (LIBOR03M + 5.500%) due 11/28/2021 ~		110	111
10.374% (LIBOR03M + 9.000%) due 04/28/2022 ~		40	41
Sprint Communications, Inc.
3.750% (LIBOR03M + 2.500%) due 02/02/2024 ~		796	799
Team Health Holdings, Inc.
3.992% (LIBOR03M + 2.750%) due 02/06/2024 ~		100	99
Unitymedia Hessen GmbH & Co. KG
TBD% due 10/16/2024	EUR	100	117
UPC Financing Partnership
3.732% (LIBOR03M + 2.500%) due 01/15/2026 ~		$100	100
Westmoreland Coal Co.
7.833% (LIBOR03M + 6.500%) due 12/16/2020 ~		457	289

Total Loan Participations and Assignments (Cost $16,387)			15,088

CORPORATE BONDS & NOTES 56.0%
BANKING & FINANCE 29.3%
Ally Financial, Inc.
8.000% due 11/01/2031		2,137	2,837
8.000% due 11/01/2031 (l)		290	384
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	300	414
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 ♦(i)	EUR	1,000	1,262
Banco do Brasil S.A.
6.250% due 04/15/2024 ♦(i)		$700	661
9.000% due 06/18/2024 ♦(i)		1,200	1,320
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	3,800	1,262
4.750% due 01/15/2018 ^(e)		1,200	405
Banco Santander S.A.
6.250% due 09/11/2021 ♦(i)		200	255
Barclays Bank PLC
14.000% due 06/15/2019 ♦(i)	GBP	3,700	5,792
Barclays PLC
6.500% due 09/15/2019 ♦(i)	EUR	800	1,004
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$400	401
6.500% due 03/20/2021		2,400	2,430

BNP Paribas S.A.
7.375% due 08/19/2025 ♦(i)		1,700	1,966
Brighthouse Holdings LLC
6.500% due 07/27/2037 (i)		100	107
Brookfield Finance, Inc.
4.700% due 09/20/2047		60	62
Cantor Fitzgerald LP
6.500% due 06/17/2022 (l)		3,000	3,361
CBL & Associates LP
5.950% due 12/15/2026 (l)		1,050	1,052
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,050	5,000
Cooperatieve Rabobank UA
6.625% due 06/29/2021 ♦(i)	EUR	400	542
Credit Agricole S.A.
7.875% due 01/23/2024 ♦(i)		$300	342
Credit Suisse Group AG
7.500% due 12/11/2023 ♦(i)		3,540	4,123
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	846	919
EPR Properties
4.750% due 12/15/2026 (l)		$1,500	1,566
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,700	1,805
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		100	105
GSPA Monetization Trust
6.422% due 10/09/2029		1,713	1,965
Harland Clarke Holdings
8.375% due 08/15/2022		40	42
HSBC Holdings PLC
6.000% due 09/29/2023 ♦(i)	EUR	1,800	2,480
iStar, Inc.
4.625% due 09/15/2020		$7	7
5.250% due 09/15/2022		23	24
Jefferies Finance LLC
6.875% due 04/15/2022 (l)		3,800	3,857
7.375% due 04/01/2020		915	948
7.500% due 04/15/2021		200	209
Lloyds Bank PLC
12.000% due 12/16/2024 ♦(i)		300	406
Lloyds Banking Group PLC
7.875% due 06/27/2029 ♦(i)	GBP	2,200	3,538
MPT Operating Partnership LP
5.250% due 08/01/2026		$618	647
Nationwide Building Society
10.250% ~(i)	GBP	6	1,170
Navient Corp.
4.875% due 06/17/2019		$200	206
5.500% due 01/15/2019 (l)		4,030	4,166
5.625% due 08/01/2033		98	85
OneMain Financial Holdings LLC
6.750% due 12/15/2019		544	565
7.250% due 12/15/2021		16	17
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		792	810
Provident Funding Associates LP
6.375% due 06/15/2025		15	16
Rio Oil Finance Trust
9.250% due 07/06/2024		3,295	3,579
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 ♦(i)(l)		1,400	1,504
8.000% due 08/10/2025 ♦(i)(l)		3,000	3,437
8.625% due 08/15/2021 ♦(i)		1,000	1,135
Santander UK Group Holdings PLC
6.750% due 06/24/2024 ♦(i)	GBP	1,950	2,846
7.375% due 06/24/2022 ♦(i)		1,800	2,621
Spirit Realty LP
4.450% due 09/15/2026		$700	695
Springleaf Finance Corp.
6.125% due 05/15/2022		323	342
8.250% due 10/01/2023		1,300	1,487
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	2,128	3,271
6.052% due 10/13/2039		1,233	1,980
Vici Properties LLC
4.847% (US0003M + 3.500%) due 10/15/2022 ~		$262	265
8.000% due 10/15/2023		955	1,067
Washington Prime Group LP
5.950% due 08/15/2024		260	267

WP Carey, Inc.
4.250% due 10/01/2026		1,400	1,425

			86,456

INDUSTRIALS 19.6%
Altice Financing S.A.
7.500% due 05/15/2026		1,500	1,652
Avantor, Inc.
6.000% due 10/01/2024		62	63
Beacon Escrow Corp.
4.875% due 11/01/2025		14	14
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)		3,604	3,615
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026		22	22
Charter Communications Operating LLC
4.200% due 03/15/2028		66	65
5.375% due 05/01/2047		18	18
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		100	109
Cheniere Energy Partners LP
5.250% due 10/01/2025		80	83
Chesapeake Energy Corp.
4.609% (US0003M + 3.250%) due 04/15/2019 ~		62	62
CommScope Technologies LLC
5.000% due 03/15/2027		2	2
Community Health Systems, Inc.
6.250% due 03/31/2023		77	74
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		617	678
CRC Escrow Issuer LLC
5.250% due 10/15/2025		30	30
CSN Resources S.A.
6.500% due 07/21/2020		256	238
DAE Funding LLC
4.000% due 08/01/2020		30	31
4.500% due 08/01/2022		30	31
5.000% due 08/01/2024		70	72
Diamond Resorts International, Inc.
10.750% due 09/01/2024		1,200	1,295
Discovery Communications LLC
3.950% due 03/20/2028		23	23
EI Group PLC
6.875% due 02/15/2021	GBP	2,360	3,478
Exela Intermediate LLC
10.000% due 07/15/2023		$57	55
Ferroglobe PLC
9.375% due 03/01/2022		1,000	1,090
Ford Motor Co.
7.700% due 05/15/2097 (l)		7,435	9,492
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		3,313	1,888
goeasy Ltd.
7.875% due 11/01/2022 (c)		22	23
HCA, Inc.
4.500% due 02/15/2027		400	405
5.500% due 06/15/2047		48	49
7.500% due 11/15/2095		1,050	1,080
Hologic, Inc.
4.375% due 10/15/2025		12	12
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,000	728
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		3,285	3,177
9.750% due 07/15/2025		56	57
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^		5,279	3,339
8.125% due 06/01/2023		524	322
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		4,263	4,231
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (l)		200	231
Kinder Morgan, Inc.
7.750% due 01/15/2032		800	1,029
7.800% due 08/01/2031		1,600	2,067
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		404	342
5.500% due 04/15/2025		180	162
Multi-Color Corp.
4.875% due 11/01/2025		14	14
Netflix, Inc.
4.875% due 04/15/2028		80	80

New Albertson’s, Inc.
6.570% due 02/23/2028		2,800	2,149
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		39	39
4.500% due 03/15/2023		78	78
5.250% due 08/15/2022		6	6
5.500% due 02/15/2024		18	19
Petroleos Mexicanos
6.500% due 03/13/2027		254	278
6.750% due 09/21/2047		130	134
PetSmart, Inc.
5.875% due 06/01/2025		53	46
Pitney Bowes, Inc.
3.625% due 09/15/2020		14	14
4.700% due 04/01/2023		30	29
Plastipak Holdings, Inc.
6.250% due 10/15/2025		8	8
QVC, Inc.
4.375% due 03/15/2023		202	211
5.950% due 03/15/2043		2,305	2,280
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	700	1,158
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (l)		$1,200	1,360
Safeway, Inc.
7.250% due 02/01/2031		470	409
Scientific Games International, Inc.
5.000% due 10/15/2025		13	13
10.000% due 12/01/2022		373	414
Simmons Foods, Inc.
5.750% due 11/01/2024		20	20
Spirit Issuer PLC
3.034% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	500	648
6.582% due 12/28/2027		700	993
Transocean, Inc.
7.500% due 01/15/2026		$42	43
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,835	2,768
6.542% due 03/30/2021		474	683
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	100	117
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$42	45
7.000% due 03/15/2024		81	88
ViaSat, Inc.
5.625% due 09/15/2025		44	45
Viking Cruises Ltd.
5.875% due 09/15/2027		10	10
Virgin Media Secured Finance PLC
5.000% due 04/15/2027 (l)	GBP	200	277
Westmoreland Coal Co.
8.750% due 01/01/2022		$2,930	1,776
Wynn Las Vegas LLC
5.250% due 05/15/2027		5	5

			57,691

UTILITIES 7.1%
AT&T, Inc.
2.850% due 02/14/2023		100	99
3.400% due 08/14/2024		190	190
3.900% due 08/14/2027		170	170
4.900% due 08/14/2037		176	176
5.150% due 02/14/2050		264	261
5.300% due 08/14/2058		680	676
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)		200	208
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (l)		4,600	5,081
Northwestern Bell Telephone
7.750% due 05/01/2030		7,000	7,972
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(e)		215	130
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(e)(j)		1,258	453
6.750% due 10/01/2023 ^(e)(j)		1,861	670
Petrobras Global Finance BV
5.299% due 01/27/2025		1,564	1,571
5.999% due 01/27/2028		77	78
6.125% due 01/17/2022		193	209
6.625% due 01/16/2034	GBP	100	142
6.750% due 01/27/2041		$1,200	1,212

7.250% due 03/17/2044	120	126
7.375% due 01/17/2027	327	364
Sprint Capital Corp.
6.900% due 05/01/2019	600	635
TerraForm Power Operating LLC
6.375% due 02/01/2023	300	316

		20,739

Total Corporate Bonds & Notes (Cost $159,833)		164,886

CONVERTIBLE BONDS & NOTES 0.9%
INDUSTRIALS 0.9%
Caesars Entertainment Corp.
5.000% due 10/01/2024 (j)	486	956
DISH Network Corp.
3.375% due 08/15/2026	1,600	1,729

Total Convertible Bonds & Notes (Cost $2,506)		2,685

MUNICIPAL BONDS & NOTES 5.7%
CALIFORNIA 0.8%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030	600	665
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,600	1,761

		2,426

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,000	6,965
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	30	32
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	60	67
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	10	11
7.350% due 07/01/2035	10	12
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	120	121

		7,208

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	395	361

WEST VIRGINIA 2.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	21,900	1,168
7.467% due 06/01/2047	5,915	5,741

		6,909

Total Municipal Bonds & Notes (Cost $15,022)		16,904

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
3.500% due 12/25/2032 (a)	683	95
4.000% due 11/25/2042 (a)	2,474	394
4.788% (US0001M + 3.550%) due 07/25/2029 ~	420	447
5.488% (US0001M + 4.250%) due 01/25/2029 ~	200	223
6.088% (US0001M + 4.850%) due 10/25/2029 ~	160	169
6.988% (US0001M + 5.750%) due 07/25/2029 ~	570	645
11.295% (-3*LIBOR01M + 15.000%) due 12/25/2040 ~	132	180
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(h)	2,799	2,087
0.100% due 08/25/2046 (a)	19,573	83
0.200% due 04/25/2045 (a)	2,802	6
4.635% due 11/25/2055 ▶~	4,116	2,206
7.530% (-2*LIBOR01M + 10.000%) due 11/15/2040 ~	229	222
8.788% (US0001M + 7.550%) due 12/25/2027 ~	1,497	1,816
11.988% (US0001M + 10.750%) due 03/25/2025 ~	294	400

Total U.S. Government Agencies (Cost $8,655)		8,973

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.0%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^		53	50
Banc of America Funding Trust
6.000% due 08/25/2036 ^		1,604	1,577
BCAP LLC Trust
3.302% due 03/27/2036 ~		1,044	671
5.006% due 03/26/2037		474	317
12.403% due 06/26/2036 ~		237	92
Bear Stearns ALT-A Trust
1.558% (US0001M + 0.320%) due 06/25/2046 ^~		2,274	2,164
3.390% due 09/25/2047 ^~		3,315	2,747
3.477% due 11/25/2036 ^~		262	226
3.758% due 09/25/2035 ^~		318	274
Bear Stearns Commercial Mortgage Securities Trust
5.721% due 04/12/2038 ~		100	79
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036		568	576
Chase Mortgage Finance Trust
3.287% due 12/25/2035 ^~		5	5
6.000% due 02/25/2037 ^		531	435
6.000% due 07/25/2037 ^		366	333
6.250% due 10/25/2036 ^		1,081	914
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		60	59
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~		27	16
5.688% due 10/15/2048		4,035	2,126
Commercial Mortgage Loan Trust
6.031% due 12/10/2049 ~		938	591
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,478	1,261
6.000% due 08/25/2037 ^~		641	515
Countrywide Alternative Loan Trust
1.588% (US0001M + 0.350%) due 05/25/2037 ^~		220	119
3.448% due 04/25/2036 ^~		683	628
5.500% due 03/25/2035		162	126
5.500% due 12/25/2035 ^		1,942	1,701
5.500% due 03/25/2036 ^		89	71
5.750% due 01/25/2035		205	206
6.000% due 02/25/2035		207	215
6.000% (US0001M + 1.000%) due 08/25/2036 ^~		264	238
6.000% due 04/25/2037 ^		681	523
6.250% due 11/25/2036 ^		442	400
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		1,004	778
6.500% due 08/25/2036 ^		288	198
Countrywide Home Loan Mortgage Pass-Through Trust
3.371% due 02/20/2035 ~		26	26
5.500% due 10/25/2035 ^		401	385
6.250% due 09/25/2036 ^		343	287
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
3.187% (US0001M + 1.300%) due 06/25/2034 ~		2,030	1,749
Epic Drummond Ltd.
0.137% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	66	76
Eurosail PLC
4.302% (BP0003M + 4.000%) due 06/13/2045 ~	GBP	239	271
GS Mortgage Securities Trust
5.622% due 11/10/2039		$438	413
GSR Mortgage Loan Trust
5.500% due 05/25/2036 ^		61	59
6.000% due 02/25/2036 ^		2,519	2,010
HarborView Mortgage Loan Trust
1.958% (US0001M + 0.720%) due 01/19/2035 ~		149	144
3.562% due 07/19/2035 ~		33	29
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		1,686	1,118
JPMorgan Alternative Loan Trust
3.098% due 03/25/2037 ^~		987	919
3.389% due 03/25/2036 ^~		1,123	1,042
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		726	658
JPMorgan Mortgage Trust
3.396% due 02/25/2036 ^~		268	243
3.443% due 01/25/2037 ^~		301	297
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		436	334
5.562% due 02/15/2040 ~		588	419
Lehman XS Trust
1.458% (US0001M + 0.220%) due 06/25/2047 ~		1,221	1,051
Merrill Lynch Mortgage Investors Trust
3.210% due 03/25/2036 ^~		1,107	858
Morgan Stanley Capital Trust
5.966% due 06/11/2049 ~		696	698
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~		2,782	1,370

Motel 6 Trust
8.165% (LIBOR01M + 6.927%) due 08/15/2019 ~		498	507
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		592	466
6.000% due 07/25/2037 ^		771	574
6.250% due 09/25/2037 ^		1,352	971
Residential Funding Mortgage Securities, Inc. Trust
4.592% due 08/25/2036 ^~		876	783
6.000% due 09/25/2036 ^		136	130
6.000% due 06/25/2037 ^		1,658	1,594
Structured Adjustable Rate Mortgage Loan Trust
3.277% due 11/25/2036 ^~		1,002	930
3.383% due 03/25/2037 ^~		348	280
3.468% due 01/25/2036 ^~		871	701
3.510% due 07/25/2036 ^~		324	267
Suntrust Adjustable Rate Mortgage Loan Trust
3.569% due 02/25/2037 ^~		172	155
3.611% due 04/25/2037 ^~		908	777
WaMu Mortgage Pass-Through Certificates Trust
2.207% (COF 11 + 1.500%) due 12/25/2046 ~		330	327
3.218% due 02/25/2037 ^~		342	331
3.261% due 10/25/2036 ^~		482	448
Wells Fargo Mortgage-Backed Securities Trust
3.191% due 07/25/2036 ^~		163	164
5.750% due 03/25/2037 ^		155	154
6.000% due 06/25/2037 ^		83	83

Total Non-Agency Mortgage-Backed Securities (Cost $40,002)			44,329

ASSET-BACKED SECURITIES 25.0%
Airspeed Ltd.
1.509% (LIBOR01M + 0.270%) due 06/15/2032 ~		1,475	1,304
Argent Securities Trust
1.428% (US0001M + 0.190%) due 03/25/2036 ~		7,757	4,408
Asset-Backed Funding Certificates Trust
1.388% (US0001M + 0.150%) due 10/25/2036 ~		6,375	5,601
Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036 ^		231	177
Belle Haven ABS CDO Ltd.
1.593% (LIBOR03M + 0.250%) due 07/05/2046 ~		85,896	1,160
BlueMountain CLO Ltd.
6.809% (US0003M + 5.450%) due 04/13/2027 ~		1,000	1,002
CIFC Funding Ltd.
0.000% due 05/24/2026 (h)		1,200	744
0.000% due 07/22/2026 (h)		1,000	661
Citigroup Mortgage Loan Trust
1.388% (US0001M + 0.150%) due 12/25/2036 ~		3,836	2,093
1.398% (US0001M + 0.160%) due 12/25/2036 ~		2,021	1,348
Countrywide Asset-Backed Certificates
1.378% (US0001M + 0.140%) due 06/25/2047 ^~		828	665
1.438% (US0001M + 0.200%) due 06/25/2047 ^~		5,256	4,513
1.498% (US0001M + 0.260%) due 09/25/2046 ^~		3,189	2,731
Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	250	223
GSAMP Trust
1.498% (US0001M + 0.260%) due 02/25/2046 ~		$4,123	3,483
2.213% (US0001M + 0.975%) due 03/25/2035 ^~		6,873	5,617
Highbridge Loan Management Ltd.
6.762% (US0003M + 5.450%) due 05/05/2027 ~		1,000	997
JPMorgan Mortgage Acquisition Corp.
1.528% (US0001M + 0.290%) due 01/25/2036 ~		362	358
JPMorgan Mortgage Acquisition Trust
1.558% (US0001M + 0.320%) due 04/25/2036 ~		6,000	5,354
Lehman XS Trust
6.290% due 06/24/2046		2,055	2,072
Merrill Lynch Mortgage Investors Trust
1.398% (US0001M + 0.160%) due 04/25/2037 ~		293	185
Morgan Stanley Mortgage Loan Trust
1.358% (US0001M + 0.120%) due 04/25/2037 ~		3,716	1,967
6.250% due 07/25/2047 ^~		377	268
Residential Asset Mortgage Products Trust
1.518% (US0001M + 0.280%) due 09/25/2036 ~		324	308
Residential Asset Securities Corp. Trust
1.943% (US0001M + 0.705%) due 09/25/2035 ~		13,627	12,626
Securitized Asset-Backed Receivables LLC Trust
1.378% (US0001M + 0.140%) due 05/25/2036 ~		5,685	3,433
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 ▶(h)		1	1,363
SLM Student Loan Trust
0.000% due 01/25/2042 ▶(h)		2	1,680
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 ▶(h)		2,100	1,109
0.000% due 09/25/2040 ▶(h)		846	487

South Coast Funding Ltd.
1.909% (LIBOR03M + 0.600%) due 08/10/2038 ~		5,884	1,206
Symphony CLO Ltd.
5.959% (US0003M + 4.600%) due 07/14/2026 ~		1,000	975
Taberna Preferred Funding Ltd.
1.692% (US0003M + 0.380%) due 08/05/2036 ~		221	173
1.692% (US0003M + 0.380%) due 08/05/2036 ^~		4,152	3,239

Total Asset-Backed Securities (Cost $68,738)			73,530

SOVEREIGN ISSUES 4.6%
Argentina Bonar Bonds
23.743% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	27,870	1,668
24.756% (BADLARPP + 3.250%) due 03/01/2020 ~		600	37
Argentina Government International Bond
2.260% due 12/31/2038	EUR	304	253
5.000% due 01/15/2027		100	118
7.820% due 12/31/2033		3,915	5,249
27.146% (ARPP7DRR) due 06/21/2020 ~	ARS	19,073	1,194
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,705	2,015
4.900% due 09/15/2021		700	859
Emirate of Abu Dhabi
4.125% due 10/11/2047		$400	397
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	300	358
Saudi Government International Bond
2.875% due 03/04/2023		$400	399
3.625% due 03/04/2028		400	397
4.625% due 10/04/2047		400	410
Venezuela Government International Bond
9.250% due 09/15/2027		151	56

Total Sovereign Issues (Cost $12,279)			13,410

	SHARES
COMMON STOCKS 2.1%
CONSUMER DISCRETIONARY 1.0%
Caesars Entertainment Corp. (f)		227,344	2,944

ENERGY 0.1%
Forbes Energy Services Ltd. (f)(j)		13,350	175

FINANCIALS 1.0%
TIG FinCo PLC ▶(j)		383,023	508
VICI Properties, Inc. (f)(j)		142,907	2,644

			3,152

Total Common Stocks (Cost $5,801)			6,271

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 ▶		394,000	135

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		12,697	4

Total Warrants (Cost $34)			139

PREFERRED SECURITIES 3.6%
BANKING & FINANCE 1.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (i)		2,015	2,463
VICI Properties, Inc.
0.000% (h)(i)		6,098	486
0.000% due 10/02/2035 (j)		7,771	620

			3,569

INDUSTRIALS 2.4%
Sequa Corp.
9.000% ▶		7,299	6,934

Total Preferred Securities (Cost $10,196)			10,503

SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS (k) 3.8%		11,152

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.5%
1.019% due 11/09/2017 - 01/04/2018 (g)(h)(o)	1,334	1,332

Total Short-Term Instruments (Cost $12,484)		12,484

Total Investments in Securities (Cost $351,937)		369,202

Total Investments 125.3% (Cost $351,937)		$369,202
Financial Derivative Instruments (m)(n) 0.1% (Cost or Premiums, net $(3,689))		183
Preferred Shares (17.4)%		(51,275)
Other Assets and Liabilities, net (8.0)%		(23,402)

Net Assets Applicable to Common Shareholders 100.0%		$294,708

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

∎	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

▶	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/2024	06/02/2017 - 07/17/2017	$906	$956	0.32%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	532	175	0.06
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/09/2015 - 07/30/2015	995	453	0.15
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/09/2015 - 12/17/2015	1,131	670	0.23
TIG FinCo PLC	04/02/2015 - 07/20/2017	513	508	0.17
VICI Properties, Inc.	11/19/2014 - 12/01/2015	2,167	2,644	0.90
VICI Properties, Inc. 0.000% due 10/02/2035	09/27/2017	127	620	0.21

		$6,371	$6,026	2.04%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	10/31/2017	11/01/2017	$1,152	Freddie Mac 1.000% due 12/15/2017	$(1,179)	$1,152	$1,152
JPS	1.220	10/31/2017	11/01/2017	10,000	Ginnie Mae 3.500% due 05/20/2045	(10,342)	10,000	10,000

Total Repurchase Agreements						$(11,521)	$11,152	$11,152

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	06/06/2017	TBD	(3)	$(922)	$(921)
BPS	1.820	08/31/2017	12/01/2017		(1,493)	(1,498)
CIW	1.540	10/13/2017	11/10/2017		(3,397)	(3,400)
JML	1.950	10/13/2017	11/13/2017		(4,126)	(4,130)
NOM	1.980	10/16/2017	11/09/2017		(470)	(470)
RDR	1.720	09/12/2017	12/12/2017		(1,502)	(1,506)
SOG	1.680	10/30/2017	12/21/2017		(3,254)	(3,254)
	1.880	08/16/2017	11/16/2017		(3,795)	(3,810)
	1.880	09/12/2017	12/07/2017		(2,359)	(2,365)
UBS	1.720	09/05/2017	12/05/2017		(4,655)	(4,668)
	1.750	10/10/2017	01/10/2018		(866)	(867)
	1.920	09/14/2017	11/28/2017		(1,188)	(1,191)
	1.920	09/14/2017	12/14/2017		(2,694)	(2,701)

Total Reverse Repurchase Agreements						$(30,781)

(l)	Securities with an aggregate market value of $33,886 have been pledged as collateral under the terms of master agreements as of October 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended October 31, 2017 was $(29,802) at a weighted average interest rate of 1.730%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	8.913%	$2,900	$(95)	$(140)	$(235)	$0	$(2)
Navient Corp.	5.000	Quarterly	12/20/2021	1.989	300	11	26	37	1	0

						$(84)	$(114)	$(198)	$1	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	Quarterly	06/20/2020	$4,320	$333	$11	$344	$2	$0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	1,591	(6)	134	128	1	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	1,000	83	7	90	1	0

					$410	$152	$562	$4	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	06/17/2025		$70,420	$4,237	$(1,224)	$3,013	$0	$(30)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		15,300	723	(701)	22	0	(5)
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		28,100	200	55	255	0	(1)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		83,100	(2,711)	18,204	15,493	62	0
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		114,100	(4,883)	2,099	(2,784)	0	(104)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	01/05/2048		11,700	(408)	129	(279)	0	(11)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	6,200	89	21	110	3	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		3,900	97	95	192	22	0
Receive (5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	5,800	(33)	(17)	(50)	0	(19)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	15,300	(524)	385	(139)	0	(36)

							$(3,213)	$19,046	$15,833	$87	$(206)

Total Swap Agreements							$(2,887)	$19,084	$16,197	$92	$(208)

Cash of $6,130 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2017	EUR	15,366		$18,043	$144	$0
BPS	11/2017		$18,235	EUR	15,673	21	0
	12/2017	EUR	15,673		$18,266	0	(21)
JPM	11/2017		307		362	4	0
	11/2017	GBP	28,480		38,171	346	0
UAG	11/2017		$37,287	GBP	28,480	539	0
	12/2017	GBP	28,480		$37,319	0	(540)

Total Forward Foreign Currency Contracts						$1,054	$(561)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.729%	$500	$(98)	$44	$0	$(54)
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.729	700	(139)	64	0	(75)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.844	200	(17)	18	1	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.165	20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.729	800	(166)	80	0	(86)
MYC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.844	4,100	(379)	399	20	0

							$(802)	$608	$21	$(215)

Total Swap Agreements							$(802)	$608	$21	$(215)

(o)	Securities with an aggregate market value of $759 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,819	$269	$15,088
Corporate Bonds & Notes
Banking & Finance	0	86,456	0	86,456
Industrials	0	57,691	0	57,691
Utilities	0	20,739	0	20,739
Convertible Bonds & Notes
Industrials	0	2,685	0	2,685
Municipal Bonds & Notes
California	0	2,426	0	2,426
Illinois	0	7,208	0	7,208
Virginia	0	361	0	361
West Virginia	0	6,909	0	6,909
U.S. Government Agencies	0	6,767	2,206	8,973
Non-Agency Mortgage-Backed Securities	271	44,058	0	44,329
Asset-Backed Securities	0	68,891	4,639	73,530
Sovereign Issues	0	13,410	0	13,410
Common Stocks
Consumer Discretionary	2,944	0	0	2,944
Energy	175	0	0	175
Financials	2,644	0	508	3,152
Warrants
Industrials	0	0	135	135
Utilities	4	0	0	4
Preferred Securities
Banking & Finance	0	3,569	0	3,569
Industrials	0	0	6,934	6,934
Short-Term Instruments
Repurchase Agreements	0	11,152	0	11,152
U.S. Treasury Bills	0	1,332	0	1,332

Total Investments	$6,038	$348,473	$14,691	$369,202

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	92	0	92
Over the counter	0	1,075	0	1,075
	$0	$1,167	$0	$1,167

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(208)	0	(208)
Over the counter	0	(776)	0	(776)

	$0	$(984)	$0	$(984)

Total Financial Derivative Instruments	$0	$183	$0	$183

Totals	$6,038	$348,656	$14,691	$369,385

There were no significant transfers among Levels 1 and 2 during the period ended October 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2017:

Category and Subcategory	Beginning Balance at 07/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,439	$4	$(199)	$3	$(8)	$(83)	$0	$(887)	$269	$(2)
Corporate Bonds & Notes
Banking & Finance	2,078	0	(15)	0	0	9	0	(2,072)	0	0
U.S. Government Agencies	2,357	0	(9)	18	3	(163)	0	0	2,206	(164)
Asset-Backed Securities	4,682	0	0	10	0	(53)	0	0	4,639	(53)
Common Stocks
Financials	505	0	0	0	0	3	0	0	508	3
Warrants
Industrials	185	0	0	0	0	(50)	0	0	135	(50)
Preferred Securities
Industrials	7,120	0	0	0	0	(186)	0	0	6,934	(186)

Totals	$18,366	$4	$(223)	$31	$(5)	$(523)	$0	$(2,959)	$14,691	$(452)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$171	Other Valuation Techniques (2)	—	—
	98	Proxy Pricing	Base Price	98.250
U.S. Government Agencies	2,206	Proxy Pricing	Base Price	53.590
Asset-Backed Securities	4,639	Proxy Pricing	Base Price	52.800 - 100,000.000
Common Stocks
Financials	508	Other Valuation Techniques (2)	—	—
Warrants
Industrials	135	Other Valuation Techniques (2)	—	—
Preferred Securities
Industrials	6,934	Indicative Market Quotation	Broker Quote	$950.000

Total	$14,691

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of October 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$ 348,248	$52,692	$(15,243)	$37,449

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	HUS	HSBC Bank USA N.A.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CIW	CIBC World Markets Corp.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
GST	Goldman Sachs International

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	USD (or $)	United States Dollar
AUD	Australian Dollar	GBP	British Pound

Index/Spread Abbreviations:
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	EURIBOR	Euro Interbank Offered Rate	US0001M	1 Month USD Swap Rate
BPSW5	5 Year GBP Swap Rate	EUSA5	5 Year EUR Annual Swap Rate	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TBD	To-Be-Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 29, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 29, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: December 29, 2017